Fair Value Measurements (Tables)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Fair Value Measurements
Fair Value of Assets and (Liabilities) Measured on a Recurring Basis

	Fair Value Measurements
(in millions)	Level 1	Level 2	Level 3	Total
Cash Equivalents (1)	$1,065.6	$0.0	$0.0	$1,065.6
Forward Contracts (2)	0.0	32.1	0.0	32.1
Other Investments (3)	79.7	0.0	0.0	79.7
Contingent Consideration (4)	0.0	0.0	(75.4)	(75.4)

Total	$1,145.3	$32.1	$(75.4)	$1,102.0

(1)	Cash equivalents are comprised of highly liquid investments purchased with a maturity of three months or less. The carrying value of these cash equivalents approximates fair value due to their short-term maturities.
(2)	The fair value of foreign currency contracts, commodity contracts and interest rate swaps is determined based on the present value of expected future cash flows considering the risks involved, including non-performance risk, and using discount rates appropriate for the respective maturities. Observable Level 2 inputs are used to determine the present value of expected future cash flows. See Note 12 for further information regarding the fair value of financial instruments.
(3)	The other investments balance includes investments in mutual funds, which are used to offset fluctuations in deferred compensation liabilities. These mutual funds are primarily comprised of large cap domestic and international equity securities. The fair value of these investments is determined using quoted market prices.
(4)	Contingent consideration represents the obligation incurred in connection with the acquisition of P4 Healthcare. The fair value of the contingent consideration obligation is determined based on a probability-weighted income approach derived from EBITDA estimates and probability assessments with respect to the likelihood of achieving the various EBITDA targets. The fair value measurement is based on significant inputs unobservable in the market and thus represents a Level 3 measurement. The $16.6 million decrease in the contingent consideration liability reflects a cash payment of $10.2 million for the first measurement period, and changes in our estimate of performance in future measurement periods. Failure to meet current expectations of progress could increase the probability of not achieving the targets within the measurement periods and result in a material reduction in the fair value of the contingent consideration obligation. See Note 2 for additional information regarding the contingent consideration obligation related to the P4 Healthcare acquisition.
(5)	The fair value of our investment in CareFusion common stock was determined using the quoted market price of the security.

	Fair Value Measurements
(in millions)	Level 1	Level 2	Level 3	Total
Cash Equivalents (1)	$2,019.0	$0.0	$0.0	$2,019.0
Investment in CareFusion (5)	691.5	0.0	0.0	691.5
Forward Contracts (2)	0.0	26.2	0.0	26.2
Other Investments (3)	71.3	0.0	0.0	71.3

Total	$2,781.8	$26.2	$0.0	$2,808.0

(1)	Cash equivalents are comprised of highly liquid investments purchased with a maturity of three months or less. The carrying value of these cash equivalents approximates fair value due to their short-term maturities.
(2)	The fair value of foreign currency contracts, commodity contracts and interest rate swaps is determined based on the present value of expected future cash flows considering the risks involved, including non-performance risk, and using discount rates appropriate for the respective maturities. Observable Level 2 inputs are used to determine the present value of expected future cash flows. See Note 12 for further information regarding the fair value of financial instruments.
(3)	The other investments balance includes investments in mutual funds, which are used to offset fluctuations in deferred compensation liabilities. These mutual funds are primarily comprised of large cap domestic and international equity securities. The fair value of these investments is determined using quoted market prices.
(4)	Contingent consideration represents the obligation incurred in connection with the acquisition of P4 Healthcare. The fair value of the contingent consideration obligation is determined based on a probability-weighted income approach derived from EBITDA estimates and probability assessments with respect to the likelihood of achieving the various EBITDA targets. The fair value measurement is based on significant inputs unobservable in the market and thus represents a Level 3 measurement. The $16.6 million decrease in the contingent consideration liability reflects a cash payment of $10.2 million for the first measurement period, and changes in our estimate of performance in future measurement periods. Failure to meet current expectations of progress could increase the probability of not achieving the targets within the measurement periods and result in a material reduction in the fair value of the contingent consideration obligation. See Note 2 for additional information regarding the contingent consideration obligation related to the P4 Healthcare acquisition.
(5)	The fair value of our investment in CareFusion common stock was determined using the quoted market price of the security.